FAIR VALUE MEASUREMENT - Collective Trust Funds (Details) - TopBuild Corp. 401(k) Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENT
Investments, at fair value	$ 674,592,317	$ 589,745,437
Measured at NAV
FAIR VALUE MEASUREMENT
Investments, at fair value	511,371,646	448,710,242
Collective trust funds
FAIR VALUE MEASUREMENT
Investments, at fair value	511,371,646	448,710,242
Collective trust funds | Measured at NAV
FAIR VALUE MEASUREMENT
Investments, at fair value	511,371,646	448,710,242
FID FRDM Target Date Funds and Core Commingled Pool
FAIR VALUE MEASUREMENT
Unfunded Commitments	$ 0	$ 0
Redemption Notice Period	90 days	90 days
FID FRDM Target Date Funds and Core Commingled Pool | Measured at NAV
FAIR VALUE MEASUREMENT
Investments, at fair value	$ 505,845,702	$ 442,403,418
Managed Income Portfolio - Class 2
FAIR VALUE MEASUREMENT
Unfunded Commitments	$ 0	$ 0
Managed Income Portfolio - Class 2 | Participants
FAIR VALUE MEASUREMENT
Redemption Notice Period	0 days	0 days
Managed Income Portfolio - Class 2 | Sponsor
FAIR VALUE MEASUREMENT
Redemption Notice Period	12 months	12 months
Managed Income Portfolio - Class 2 | Measured at NAV
FAIR VALUE MEASUREMENT
Investments, at fair value	$ 5,525,944	$ 6,306,824